Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
Valuation allowance	$ 0	$ 0
Liability for uncertain tax positions, current	0
Unrecognized tax benefits	$ 0